Intangible assets other than goodwill	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets other than goodwill	Intangible assets other than goodwill
Intangible asset impairment charges
Impairment charges during the three and six months ended June 30, 2024 amounted to $9 million recognized in Research & development in the Condensed Consolidated Income Statement due to the full impairment of an acquired IPR&D cash generating unit in the Surgical reportable segment due to discontinuation of the project. There were no impairment charges during the three or six months ended June 30, 2023.